Foreign currency exchange gain and loss	12 Months Ended
Mar. 31, 2014
Foreign currency exchange gain and loss

18.    Foreign currency exchange gain and loss:

Foreign currency exchange results (mainly arising from foreign currency borrowings) for the fiscal years ended March 31, 2012, 2013 and 2014 were a loss of ¥1,535 million, gains of ¥3,250 million and a gain of ¥11,893 million, respectively, and are included in “Other, net” of “Other income (expenses)” in the consolidated statements of income.